Listing of companies in the Group - Subsidiaries held by BW LPG AS (Details)	Dec. 31, 2024	Dec. 31, 2023
BW LPG AS | BW LPG Fleet Management AS
Listing of companies in the Group
Effective equity holding	100.00%	100.00%